            PAINEWEBBER/
            KIDDER, PEABODY
            CASH RESERVE
            FUND, INC.

   ANNUAL REPORT
   JULY 31, 1995

--------------------------------------------------------------------------------

                                                              September 15, 1995

Dear Shareholder,

During the year ended July 31, 1995, the pace of U.S. economic growth was perceived to have slowed in response to the Federal Reserve Board's repeated increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board raised the Federal Funds rate to 6.0%, and effectively doubled short-term rates in twelve months. On July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary conditions from restrictive toward neutral.

ECONOMIC OVERVIEW

News concerning the economy during the year ended July 31, 1995 was dominated by debate over whether inflation was likely to become a threat, discussions about the dismal performance of the dollar and details of efforts in Washington to implement a plan to balance the budget. Interest rates trended downward, as the perception that the Federal Reserve would win its battle with inflation and that the next policy action would be to lower short-term interest rates became widespread. The U.S. bond and stock markets rallied in the first half of 1995, and strength in corporate earnings pushed stock prices higher. Employment reports indicated a slowing economy, with consumer spending declining significantly from 1994 and consumer credit reports showing high ratios of installment debt to disposable income. Side effects of higher interest rates lingered, however. Markets for new and existing homes were sluggish until the close of the twelve-month period, despite historically attractive mortgage rates. Although the U.S. economy appears to have been flat in the second quarter, the second half of 1995 should show signs of further, albeit slower, growth.

PORTFOLIO REVIEW

Net assets of PaineWebber/Kidder, Peabody Cash Reserve Fund (the 'Fund') totalled $1.4 billion as of July 31, 1995. The Fund's current yield for the seven-day period ended July 31, 1995 was 5.325%. In anticipation of a possible Federal Reserve Board action, the Fund maintained a neutral weighted average maturity during the year ended July 31, 1995.

Going forward, the Fund will maintain a neutral weighted average maturity as short-term rates find stability. On July 31, 1995, the Fund's weighted average maturity was 47 days. The Federal Reserve Board appears to have engineered a soft landing and it seems as though the next short-term interest rate move will be another decrease in the Federal Funds rate. However, if inflation becomes problematic, further increases in short-term interest rates could be possible. Investment decisions in the Fund will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

FRANK P.L. MINARD                                          DENNIS L. MCCAULEY
Chairman,                                                  Managing Director and Chief Investment
  Mitchell Hutchins Asset Management Inc.                  Officer -- Fixed Income,
                                                           Mitchell Hutchins Asset Management Inc.

SUSAN P. MESSINA
Senior Vice President,
Taxable Money Funds
  Mitchell Hutchins Asset Management Inc.

Portfolio Manager,
  PaineWebber/Kidder, Peabody Cash Reserve Fund

--------------------------------------------------------------------------------
                                       2

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
July 31, 1995
--------------------------------------------------------------------------------

Principal
 Amount                                                          Maturity              Interest
  (000)                                                           Dates                 Rates                Value
---------                                                  --------------------   ------------------      ------------
GOVERNMENT SECURITIES -- 1.75%
 $25,000    U.S. Treasury Bills (cost -- $24,715,750)....        10/12/95              5.685%*            $ 24,715,750
                                                                                                          ------------
BANK NOTES -- 5.82%
Domestic -- 4.05%
  15,000    Banc One Milwaukee, N.A......................        02/09/96               7.250               15,014,118
  20,000    La Salle National Bank.......................        09/14/95               6.040               20,000,000
  22,000    PNC Bank N.A.................................        05/24/96               6.040               22,082,570
                                                                                                          ------------
                                                                                                            57,096,688
                                                                                                          ------------
Yankee -- 1.77%
  25,000    Westdeutsche Landesbank Girozentrale.........        03/01/96               6.625               24,982,591
                                                                                                          ------------
TOTAL BANK NOTES (cost -- $82,079,279)...................                                                   82,079,279
                                                                                                          ------------
CORPORATE BOND -- 0.50%
   7,000    Morgan (JP) & Co. Inc.
            (cost -- $7,000,764).........................        05/13/96               6.200                7,000,764
                                                                                                          ------------
CERTIFICATES OF DEPOSIT -- 3.54%
Domestic -- 0.71%
  10,000    BancOne Akron, N.A...........................        09/22/95               5.720                9,998,855
                                                                                                          ------------
Yankee -- 2.83%
  10,000    Sanwa Bank Ltd...............................        08/24/95               5.850               10,000,064
  30,000    Societe Generale.............................        09/25/95               5.780               30,000,000
                                                                                                          ------------
                                                                                                            40,000,064
                                                                                                          ------------
TOTAL CERTIFICATES OF DEPOSIT (cost -- $49,998,919)......                                                   49,998,919
                                                                                                          ------------
COMMERCIAL PAPER* -- 87.48%
Asset-Backed -- 5.53%
  30,000    Asset Securitization Cooperative Corp. ......  09/21/95 to 09/28/95     5.700 to 5.720          29,746,344
   5,000    Delaware Funding Corp. ......................        09/08/95               5.740                4,969,706
  13,450    Falcon Asset Securitization Corp. ...........        08/03/95               5.950               13,445,554
  30,000    New Center Asset Trust.......................        08/08/95               5.840               29,965,933
                                                                                                          ------------
                                                                                                            78,127,537
                                                                                                          ------------
Auto & Truck -- 4.35%
  29,030    Ford Motor Credit Corp.......................        08/18/95               5.920               28,948,845
  32,835    Toyota Motor Credit Corp.....................  08/04/95 to 12/08/95     5.910 to 6.200          32,431,844
                                                                                                          ------------
                                                                                                            61,380,689
                                                                                                          ------------
Banking -- 5.80%
  37,000    Abbey National North America.................        08/07/95               5.930               36,963,432
  10,000    BEX America Finance..........................        08/23/95               5.920                9,963,822
  20,000    Cregem N.A. Inc..............................  08/01/95 to 09/12/95     5.880 to 5.980          19,931,400
  15,000    Morgan (JP) & Co. Inc........................        08/18/95               5.720               14,959,483
                                                                                                          ------------
                                                                                                            81,818,137
                                                                                                          ------------

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                          Maturity              Interest
  (000)                                                           Dates                 Rates                Value
---------                                                  --------------------   ------------------      ------------
COMMERCIAL PAPER* -- (CONTINUED)
Broker/Dealer -- 5.97%
 $50,000    Goldman Sachs Group L.P......................  08/17/95 to 09/28/95    5.720 to 5.950%        $ 49,670,644
  35,000    Merrill Lynch & Co., Inc.....................  08/21/95 to 10/17/95     5.750 to 6.080          34,679,182
                                                                                                          ------------
                                                                                                            84,349,826
                                                                                                          ------------
Business Services -- 2.12%
  30,000    PHH Corp.....................................  08/03/95 to 08/07/95     5.950 to 5.970          29,980,150
                                                                                                          ------------
Chemicals -- 3.25%
  47,000    E.I. duPont de Nemours and Company...........  08/17/95 to 07/18/96     5.580 to 6.090          45,963,032
                                                                                                          ------------
Computers -- 1.06%
  15,000    IBM Credit Corp..............................        08/04/95               5.950               14,992,563
                                                                                                          ------------
Conglomerates -- 1.76%
  15,000    BTR Dunlop Finance Inc.......................  08/15/95 to 08/23/95     5.720 to 6.160          14,953,067
  10,000    Minnesota Mining & Manufacturing.............        08/25/95               5.870                9,960,867
                                                                                                          ------------
                                                                                                            24,913,934
                                                                                                          ------------
Consumer Products -- 0.70%
  10,000    Clorox Co....................................        10/17/95               5.610                9,880,008
                                                                                                          ------------
Drugs and Healthcare -- 5.58%
  20,000    Bayer Corp...................................  09/28/95 to 10/12/95     5.610 to 5.690          19,796,128
  25,500    Lilly (Eli) & Co.............................  08/24/95 to 01/12/96     5.700 to 6.080          25,226,717
  33,890    Pfizer, Inc..................................  08/31/95 to 09/08/95         5.700               33,705,095
                                                                                                          ------------
                                                                                                            78,727,940
                                                                                                          ------------
Electronics -- 3.90%
  10,000    Emerson Electric Co..........................        08/18/95               5.900                9,972,139
  10,000    Motorola, Inc................................        08/22/95               5.700                9,966,750
  25,250    Siemens Corp.................................  08/22/95 to 08/24/95         5.700               25,161,294
  10,000    Vermont American Corporation.................        08/24/95               5.720                9,963,456
                                                                                                          ------------
                                                                                                            55,063,639
                                                                                                          ------------
Energy -- 1.55%
  10,000    Chevron Oil Finance..........................        08/10/95               5.920                9,985,200
  12,000    Exxon Imperial U.S. Inc......................        08/25/95               5.700               11,954,400
                                                                                                          ------------
                                                                                                            21,939,600
                                                                                                          ------------
Finance-Conduit -- 5.01%
  20,000    ANZ Delaware Inc.............................        08/14/95               5.750               19,958,472
  51,000    Metlife Funding Inc..........................  08/28/95 to 09/01/95     5.700 to 5.840          50,763,822
                                                                                                          ------------
                                                                                                            70,722,294
                                                                                                          ------------

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                          Maturity              Interest
  (000)                                                           Dates                 Rates                Value
---------                                                  --------------------   ------------------      ------------
COMMERCIAL PAPER* -- (CONTINUED)
Finance-Diversified -- 5.09%
 $30,000    Associates Corp. of North America............  08/09/95 to 08/18/95    5.910 to 5.950%        $ 29,945,647
  20,000    Barclays US Funding Corp.....................        08/11/95               5.730               19,968,167
  22,000    Sanwa Business Credit Corp...................  08/01/95 to 08/04/95     5.970 to 5.990          21,995,025
                                                                                                          ------------
                                                                                                            71,908,839
                                                                                                          ------------
Finance-Independent -- 3.45%
  49,000    National Rural Utilities.....................  08/22/95 to 09/20/95     5.900 to 5.920          48,664,039
                                                                                                          ------------
Finance-Subsidiary -- 2.81%
  10,000    MCA Funding Corp., Inc.......................        09/28/95               6.140                9,901,078
  30,000    Pitney Bowes Credit Corp.....................  09/07/95 to 09/28/95     5.650 to 5.690          29,775,388
                                                                                                          ------------
                                                                                                            39,676,466
                                                                                                          ------------
Food and Beverage -- 7.18%
  35,000    Anheuser-Busch Cos. Inc......................  08/17/95 to 08/18/95     5.680 to 5.700          34,909,100
  25,000    Campbell Soup Co.............................  09/06/95 to 09/26/95         5.700               24,810,000
  12,000    Philip Morris Companies, Inc.................        10/04/95               5.680               11,878,826
  30,000    Sara Lee Corp................................        09/27/95               5.630               29,732,575
                                                                                                          ------------
                                                                                                           101,330,501
                                                                                                          ------------
General Trade -- 0.70%
  10,000    Mitsubishi International Corp................        09/29/95               5.720                9,906,256
                                                                                                          ------------
Insurance -- 3.25%
  30,000    Prudential Funding Corp......................  08/04/95 to 08/16/95     5.720 to 5.940          29,956,825
   5,000    St. Pauls Companies Inc......................        08/21/95               5.700                4,984,167
  11,000    USAA Capital Corp............................        08/24/95               5.700               10,959,942
                                                                                                          ------------
                                                                                                            45,900,934
                                                                                                          ------------

Insurance-Property/Casualty -- 2.80%
  20,000    A.I. Credit Corp..............................        08/16/95               5.700              19,952,500
  20,000    A.I.G. Funding Inc............................  09/07/95 to 02/01/96     5.700 to 5.850         19,642,417
                                                                                                          ------------
                                                                                                            39,594,917
                                                                                                          ------------
Metals & Mining -- 4.12%
  32,800    RTZ America Inc...............................        09/26/95               5.710              32,508,663
  25,700    U.S. Borax Inc................................  08/04/95 to 08/07/95     5.930 to 5.950         25,682,332
                                                                                                          ------------
                                                                                                            58,190,995
                                                                                                          ------------
Miscellaneous -- 1.06%
  15,000    Beta Finance Inc..............................        08/29/95               5.900              14,931,167
                                                                                                          ------------
Printing & Publishing -- 1.41%
  20,000    Reed Elsevier (USA) Inc.......................        08/14/95               5.720              19,958,689
                                                                                                          ------------
Retail-Merchandise -- 5.30%
  10,000    J.C. Penney Funding Corp......................        08/25/95               5.900               9,960,667
  35,000    Toys R Us Inc.................................  08/25/95 to 09/01/95         5.700              34,850,375
  30,000    Wal-Mart Stores Inc...........................  08/01/95 to 08/15/95     5.700 to 5.920         29,977,832
                                                                                                          ------------
                                                                                                            74,788,874
                                                                                                          ------------

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                         Maturity              Interest
  (000)                                                          Dates                 Rates                Value
---------                                                 --------------------   ------------------     --------------
COMMERCIAL PAPER* -- (CONCLUDED)
Utility-Electric -- 0.70%
 $10,000    Florida Power Corp..........................        09/11/95               5.700%           $    9,935,083
                                                                                                        --------------
Utility-Telephone -- 3.03%
  43,000    U.S. West Communications Inc................  08/22/95 to 09/11/95     5.700 to 5.880           42,778,633
                                                                                                        --------------
TOTAL COMMERCIAL PAPER (cost -- $1,235,424,742).........                                                 1,235,424,742
                                                                                                        --------------
REPURCHASE AGREEMENTS -- 1.10%
  15,573    Repurchase Agreement dated 7/31/95, with
            Citicorp Securities Inc., collateralized by
            $15,680,000 U.S. Treasury Notes, 6.125% due
            5/15/98; proceeds: $15,575,522
            (cost -- $15,573,000).......................        08/01/95               5.830                15,573,000
                                                                                                        --------------
TOTAL INVESTMENTS (cost -- $1,414,792,454,
  which approximates cost for federal
  income tax purposes) -- 100.19%.......................                                                 1,414,792,454
Liabilities in excess of other assets -- (0.19)%........                                                   (2,665,525)
                                                                                                        --------------
NET ASSETS (applicable to 1,412,126,929 shares
  outstanding at $1.00 per share) -- 100.00%............                                                $1,412,126,929
                                                                                                        --------------
                                                                                                        --------------

------------

* Yield to maturity for discounted securities.

                      Weighted average maturity -- 47 days

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended July 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME....................................................................................   $84,836,751
                                                                                                      -----------
EXPENSES:
    Investment advisory and administration.........................................................     7,194,947
    Distribution fees..............................................................................     1,824,254
    Transfer agency and service fees...............................................................       996,982
    Custody and accounting.........................................................................       537,138
    Reports and notices to shareholders............................................................       315,622
    State registration fees........................................................................       150,987
    Legal and audit fees...........................................................................       105,719
    Directors' fees and expenses...................................................................        35,600
    Other expenses.................................................................................       112,182
                                                                                                      -----------
                                                                                                       11,273,431
                                                                                                      -----------
NET INVESTMENT INCOME..............................................................................    73,563,320
NET REALIZED LOSSES FROM INVESTMENT TRANSACTIONS...................................................        (3,124)
                                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................   $73,560,196
                                                                                                      -----------
                                                                                                      -----------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the Years Ended July 31,
                                                                                --------------------------------
                                                                                     1995              1994
                                                                                --------------    --------------
FROM OPERATIONS:
    Net investment income....................................................   $   73,563,320    $   52,545,864
    Net realized losses from investment transactions.........................           (3,124)          (14,604)
                                                                                --------------    --------------
    Net increase in net assets resulting from operations.....................       73,560,196        52,531,260
                                                                                --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income....................................................      (73,560,196)      (52,531,260)
                                                                                --------------    --------------
NET DECREASE FROM CAPITAL SHARE TRANSACTIONS.................................     (338,321,268)      (30,800,097)
                                                                                --------------    --------------
    Net decrease in net assets...............................................     (338,321,268)      (30,800,097)
NET ASSETS:
    Beginning of period......................................................    1,750,448,197     1,781,248,294
                                                                                --------------    --------------
    End of period............................................................   $1,412,126,929    $1,750,448,197
                                                                                --------------    --------------
                                                                                --------------    --------------

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. (the 'Fund') was organized under the laws of Maryland on May 31, 1979 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ('1940 Act'), as an open-end, diversified management investment company.

     Valuation and Accounting for Investments -- Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Interest income is recorded on an accrual basis. Premiums paid on purchases of portfolio securities are amortized and discounts are accreted as adjustments to interest income and the identified cost of securities. Realized gains and losses from security transactions are calculated using the identified cost method.

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

     Repurchase Agreements -- The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Federal Tax Status -- The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a Federal excise tax.

     In accordance with U.S. Treasury regulations, the Fund has elected to defer $2,359 of net realized capital losses arising after October 31, 1994. Such losses are treated, for tax purposes, as arising on August 1, 1995.

     At July 31, 1995, the Fund had a net capital loss carryforward of $15,369. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between fiscal years 2002 and 2003.

     Dividends -- The Fund declares dividends on a daily basis from net investment income. Such dividends are normally paid monthly. Net capital gains, if any, will be declared and paid at least annually. To the extent that the Fund earns net realized capital gains which can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements --  (continued)
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

     At a special meeting of shareholders held on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ('PaineWebber') as investment adviser and administrator of the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') as the Fund's sub-adviser and sub-administrator. The Fund pays the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), the Fund's former investment adviser. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. PaineWebber and Mitchell Hutchins continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus. At July 31, 1995, the Fund owed PaineWebber $577,979 in investment advisory and administration fees.

     Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. The interim period commenced on January 30, 1995 and ended April 13, 1995.

     The Fund's current investment adviser and administrator receives compensation from the Fund, computed daily and paid on a monthly basis equivalent to 0.500% of the first $750 million of average daily net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; and 0.400% of assets in excess of $1.5 billion.

     In compliance with applicable state securities laws, the Fund's investment adviser and administrator will reimburse the Fund for those operating expenses, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, which exceed applicable limitations in any fiscal year. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended July 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

     PaineWebber has been serving as the exclusive distributor of the Fund's shares. For its services, which include payment of sales commissions to registered representatives and various other promotional and sales related expenses, it receives from the Fund a distribution fee accrued daily and paid monthly at the rate of 0.12% per annum of the Fund's average daily net assets, which is at the same rate paid to the former distributor. At July 31, 1995, the Fund owed PaineWebber $145,208 for such services.

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements --  (concluded)
--------------------------------------------------------------------------------

OTHER LIABILITIES

     At July 31, 1995, the amount payable for dividends was $2,430,396.

CAPITAL SHARE TRANSACTIONS

     There are 5 billion shares of $0.01 par value common stock authorized. Transactions in capital shares at $1.00 per share were as follows:

                                                                      For the Years Ended July 31,
                                                                    --------------------------------
                                                                         1995              1994
                                                                    --------------    --------------
Shares sold......................................................    5,330,400,604     6,993,148,724
Shares repurchased...............................................   (5,737,627,012)   (7,074,025,059)
Dividends reinvested in additional Fund shares...................       68,905,140        50,076,238
                                                                    --------------    --------------
Net decrease in shares outstanding...............................     (338,321,268)      (30,800,097)
                                                                    --------------    --------------
                                                                    --------------    --------------

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

     Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                             For the Years Ended July 31,
                                                              -----------------------------------------------------------
                                                               1995         1994         1993         1992         1991
                                                              -------      -------      -------      -------      -------

Net asset value, beginning of period.......................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Net investment income......................................    0.0484       0.0285       0.0258       0.0405       0.0655
Dividends from net investment income.......................   (0.0484)     (0.0285)     (0.0258)     (0.0405)     (0.0655)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period.............................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
                                                              -------      -------      -------      -------      -------
Total investment return(1).................................      4.95%        2.87%        2.62%        4.22%        6.75%
                                                              -------      -------      -------      -------      -------
                                                              -------      -------      -------      -------      -------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)......................   $1,412,127   $1,750,448   $1,781,248   $1,860,557   $2,171,758
    Expenses to average net assets.........................      0.74%        0.70%        0.72%        0.68%        0.66%
    Net investment income to average net assets............      4.84%        2.85%        2.58%        4.09%        6.52%

------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable date and a sale at net asset value on the last day of each period reported.

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.

     We have audited the accompanying statement of net assets of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. as of July 31, 1995, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended July 31, 1994, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated September 9, 1994 expressed an unqualified opinion on those statements and financial highlights.

     We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial 1995 statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. at July 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP


New York, New York
September 21, 1995

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

     A special meeting of shareholders of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ('Fund') was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

     The votes were as follows:

                                                                       Shares             Shares
                                                                      Voted For     Withhold Authority
                                                                     -----------    ------------------
David J. Beaubien.................................................   711,398,600        42,852,897
William W. Hewitt, Jr.............................................   711,398,600        42,852,897
Thomas R. Jordan..................................................   711,398,600        42,852,897
Frank P.L. Minard.................................................   711,398,600        42,852,897
Carl W. Schafer...................................................   711,398,600        42,852,897

                                                       Shares          Shares              Shares
                                                      Voted For     Voted Against    Withhold Authority
                                                     -----------    -------------    ------------------
Ratification of the selection of Deloitte & Touche
  LLP.............................................   707,377,997      6,361,989          40,511,511

     On July 20, 1995 the Board of Directors appointed Ernst & Young LLP the Fund's independent auditors.

     In addition the following agreements were approved for the Fund:

     (1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ('KPAM').

     The votes were as follows:

        Shares           Shares                Shares
      Voted For       Voted Against      Withhold Authority
     ------------     -------------      ------------------

     703,011,645        7,245,021            43,994,831

     (2) A new investment advisory and administration agreement between the Fund and PaineWebber Incorporated ('PaineWebber') containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Shareholder Information --  (concluded)
--------------------------------------------------------------------------------

     The votes were as follows:

   Shares           Shares                Shares
 Voted For       Voted Against      Withhold Authority
------------     -------------      ------------------

703,367,010        7,010,910            43,873,577

     (3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement for the Fund.

     The votes were as follows:

   Shares           Shares                Shares
 Voted For       Voted Against      Withhold Authority
------------     -------------      ------------------

699,133,230        8,406,193            46,712,074

     Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (July 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were federally-exempt interest dividends, none of which qualifies for the dividend received deduction available to corporate shareholders. Since the Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year, none of the dividends paid by the Fund were subject to such tax.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1995. The second notification, which reflects any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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                                       16

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

---------------------------------------------------------
DIRECTORS

David J. Beaubien
William W. Hewitt, Jr.
Thomas R. Jordan
Frank P.L. Minard
Carl W. Schafer
---------------------------------------------------------
OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer

---------------------------------------------------------
INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019
---------------------------------------------------------

SUB-ADVISER AND
SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019
---------------------------------------------------------
This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete
information can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.